Company financial information (Tables)	12 Months Ended
Dec. 31, 2025
Company financial information
Schedule of statement of comprehensive income

	Year ended December 31,
	2025	2024	2023
	€’m	€’m	€’m
Dividend income (iv)	199	—	—
Other income	17	14	—
Other external charges	(2)	(2)	(2)
Finance expense	(42)	(22)	(5)
Profit/(loss) before exceptional items	172	(10)	(7)
Exceptional operating (costs)/income (v)	(3)	1	1
Exceptional finance income (v)	7	13	55
Impairment of investments in subsidiary undertakings (vi)	(555)	(400)	—
(Loss)/profit before tax	(379)	(396)	49
Income tax credit	—	3	—
(Loss)/profit and total comprehensive (expense)/income for the year	(379)	(393)	49

Schedule of statement of financial position.

	At December 31,
	2025	2024
	€’m	€’m
Non-current assets
Investments in subsidiary undertakings	2,446	3,001
	2,446	3,001
Current assets
Amounts receivable from subsidiary undertakings	19	15
Other receivables and prepayments	7	3
	26	18
Total assets	2,472	3,019

Equity attributable to owners of the parent
Equity share capital	6	256
Share premium	5,097	5,097
Legal reserve	1	1
Other reserves	(1,832)	(1,832)
Retained earnings	(1,662)	(1,051)
Total equity	1,610	2,471

Non-current liabilities
Amounts payable to subsidiary undertakings (vii)	809	256
Amounts payable to related parties (viii)	2	9
Other liabilities	—	1
	811	266

Current liabilities
Amounts payable to subsidiary undertakings	45	282
Other liabilities	6	-
	51	282
Total liabilities	862	548
Total equity and liabilities	2,472	3,019

Schedule of statement of cash flows

	Year ended December 31,
	2025	2024	2023
	€’m	€’m	€’m
Cash flows from/(used in) operating activities
Cash generated from/(used in) operations	11	(2)	(2)
Net cash from/(used in) operating activities	11	(2)	(2)
Cash flows from investing activities
Dividends received	199	—	—
Net cash received from investing activities	199	—	—
Cash flows (used in)/from financing activities
Proceeds from borrowings with subsidiary undertakings	274	245	246
Dividends paid (ix)	(234)	(243)	(244)
Redemption of Preferred Shares (x)	(250)	—	—
Net cash (used in)/from financing activities	(210)	2	2
Net decrease in cash and cash equivalents	—	—	—
Cash and cash equivalents at the beginning of the year	—	—	—
Exchange gains on cash and cash equivalents	—	—	—
Cash and cash equivalents at end of year	—	—	—

Schedule of parent only information.

	Year ended December 31,
	2025	2024	2023
	€'m	€'m	€'m
IFRS profit/(loss) reconciliation:
Parent only-IFRS (loss)/profit for the year	(379)	(393)	49
Additional gain/(loss) if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	389	390	(95)
Consolidated IFRS profit/(loss) for the year	10	(3)	(46)

	At December 31,
	2025	2024
	€’m	€’m
IFRS equity reconciliation:
Parent only-IFRS equity	1,610	2,471
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(2,184)	(2,602)
Consolidated-IFRS equity	(574)	(131)

	Year ended December 31,
	2025	2024	2023
	$'m	$'m	$'m
IFRS profit/(loss) reconciliation:
Parent only-IFRS (loss)/profit for the year	(424)	(427)	53
Additional gain/(loss) if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	435	424	(103)
Consolidated IFRS profit/(loss) for the year	11	(3)	(50)

	At December 31,
	2025	2024
	$'m	$'m
IFRS equity reconciliation:
Parent only-IFRS equity	1,892	2,567
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(2,567)	(2,703)
Consolidated-IFRS equity	(675)	(136)